Loans and borrowings - Summary of Terms and Conditions of Outstanding Loans and Borrowings (Detail) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)
Unsecured bank loans [member]
Disclosure of detailed information about borrowings [line items]
Borrowings	¥ 2,020,020	¥ 2,489,800	$ 291,792
Unsecured bank loans [member] | Renminbi [Member] | Fixed rate loans [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	2.00%	2.10%	2.00%
Maturity	2026	2025
Borrowings	¥ 1,500,070	¥ 1,591,800	$ 216,685
Unsecured bank loans [member] | Renminbi [Member] | Floating rate loans [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate	2.30%	2.70%	2.30%
Borrowings	¥ 519,950	¥ 898,000	$ 75,107
Unsecured bank loans [member] | Renminbi [Member] | Floating rate loans [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2026	2025
Unsecured bank loans [member] | Renminbi [Member] | Floating rate loans [member] | Top of range [member]
Disclosure of detailed information about borrowings [line items]
Maturity	2027	2026
Secured bank loans [member] | Renminbi [Member] | Fixed rate loans [member]
Disclosure of detailed information about borrowings [line items]
Weighted average interest rate		0.60%
Maturity		2025
Borrowings		¥ 20,000